Note 9 - Fixed Assets - Components of Fixed Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cost	$ 388,269	$ 347,493
Accumulated depreciation	261,700	215,948
Net	126,569	131,545
Land [Member]
Cost	1,941	2,521
Accumulated depreciation
Net	1,941	2,521
Building [Member]
Cost	6,168	10,602
Accumulated depreciation	4,144	5,136
Net	2,024	5,466
Vehicles [Member]
Cost	94,267	85,585
Accumulated depreciation	59,775	48,308
Net	34,492	37,277
Furniture and Fixtures [Member]
Cost	110,499	92,863
Accumulated depreciation	68,834	54,806
Net	41,665	38,057
Computer Equipment [Member]
Cost	128,061	112,752
Accumulated depreciation	99,427	83,371
Net	28,634	29,381
Leasehold Improvements [Member]
Cost	47,333	43,170
Accumulated depreciation	29,520	24,327
Net	$ 17,813	$ 18,843